FEDERATED INCOME SECURITIES TRUST

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                               June 2, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INCOME SECURITIES TRUST (the "Trust")
            Federated Fund for U.S. Government Securities
                  Class A Shares
                  Class B Shares
                  Class C Shares
           1933 Act File No. 33-3164
           1940 Act File No. 811-4577

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2004, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 45 on June 1, 2004.

      If you have any questions regarding this certification, please contact me at (412) 288-3014.

                                                Very truly yours,



                                                /s/ Daniel M. Miller
                                                Daniel M. Miller
                                                Assistant Secretary